Expense Example	Jul. 01, 2026 USD ($)
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,228
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	627
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,162
Expense Example, with Redemption, 10 Years	1,951
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,142
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,199
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	639
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,140
Expense Example, with Redemption, 10 Years	1,882
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	642
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,155
Expense Example, with Redemption, 10 Years	1,914
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,288
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	1,903
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	2,089
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,078
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	627
Expense Example, with Redemption, 3 Years	859
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	1,822
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,262
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	617
Expense Example, with Redemption, 3 Years	891
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	2,021
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,187
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	932
Expense Example, with Redemption, 5 Years	1,809
Expense Example, with Redemption, 10 Years	4,072
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	617
Expense Example, with Redemption, 3 Years	1,478
Expense Example, with Redemption, 5 Years	2,351
Expense Example, with Redemption, 10 Years	4,584
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	932
Expense Example, with Redemption, 5 Years	1,809
Expense Example, with Redemption, 10 Years	4,072
IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	1,100
Expense Example, with Redemption, 5 Years	2,113
Expense Example, with Redemption, 10 Years	4,659
IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	635
Expense Example, with Redemption, 3 Years	1,636
Expense Example, with Redemption, 5 Years	2,635
Expense Example, with Redemption, 10 Years	5,125
IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	1,098
Expense Example, with Redemption, 5 Years	2,109
Expense Example, with Redemption, 10 Years	4,651
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	1,903
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,064
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	959
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	464
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	890
Expense Example, with Redemption, 10 Years	1,525
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	828
Hotchkis & Wiley SMID Cap Diversified Value Fund | Hotchkis & Wiley SMID Cap Diversified Value Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
ETF Class Shares | Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,262
ETF Class Shares | Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	959
Expense Example, with Redemption, 5 Years	1,860
Expense Example, with Redemption, 10 Years	4,175
ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	1,339
Expense Example, with Redemption, 5 Years	2,561
Expense Example, with Redemption, 10 Years	5,505
ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,140
ETF Class Shares | Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	$ 905